Deferred Tax Assets and Liabilities - Narrative (Details) - Deferred tax liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of translation	$ (36)	$ 13
Temporary Difference, Net Investment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of translation	$ 7,696	$ 491